Note 8 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Beginning Balance	$ 72,801	$ 55,035
Additions	24,188	43,233
Amortization	(23,627)	(19,782)
Write-off and other movements (Note 7)	(1,555)	(5,685)
Ending Balance	$ 71,807	$ 72,801